Share Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands			12 Months Ended
	May 29, 2014 shares	Jul. 16, 2010 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Oct. 30, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, fair value of shares exercised during the period | ¥				¥ 435		¥ 926		¥ 3,391
Aggregate intrinsic value of options exercise | $			$ 248,000		$ 306,000		$ 1,906,000
Share based compensation expense			$ 8,659,000	59,538		47,129		118,729
Dermot Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense | ¥				¥ 0		¥ 5,752		¥ 10,871
Performance Based Awards | One or Four-Year Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted			487,368	487,368	611,111	611,111	1,059,668	1,059,668
Performance Based Awards | Option One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance review period			1 year	1 year
Performance Based Awards | Option Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance review period			4 years	4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted			3,222,650	3,222,650
Aggregate fair value, unvested			$ 27,807,000						¥ 191,187
Weighted-average grant-date fair value | $ / shares			$ 6.39		$ 6.31		$ 8.85
Total fair value vested | $			$ 9,422,000		$ 18,238,000		$ 14,849,000
Unrecognized share-based compensation cost			$ 12,262,000						¥ 84,307
Unrecognized compensation costs, weighted-average recognition period			3 years 7 months 6 days	3 years 7 months 6 days
Minimum Performance Target
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted			2,188,226	2,188,226
Market Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted			547,056	547,056
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option expiry period	10 years
2014 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, maximum aggregate number of ordinary shares to be issued	20,461,380									39,606,817
Share based compensation, option vesting period	4 years
Share based compensation arrangement by share based payment award maximum annual plan percentage increase to number of shares available for grant	15.00%
2014 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option vesting period	3 years
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option expiry period		10 years
Share based compensation, option outstanding			1,479,214		1,699,186	1,699,186			1,479,214
Share based compensation, aggregate intrinsic value			$ 1,370,000						¥ 9,419
Share based compensation, fair value of option outstanding at grant date			$ 2,126,000						¥ 14,617
Share based compensation, weighted average grant-date fair value of option | $ / shares			$ 0		$ 0		$ 2
Share based compensation, fair value of shares exercised during the period | $			$ 239,000		$ 404,000		$ 2,147,000
2010 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, maximum aggregate number of ordinary shares to be issued		39,272,595
Share based compensation, option vesting period		4 years
2010 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option vesting period		3 years